Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Cash Flows from Operating Activities:
Net income	$ 10,441,388	$ 17,922,732
Adjustments to reconcile net income to net cash used in operating activities:
General and administrative expenses paid by related party under note payable	0	1,530
Offering costs associated with derivative warrant liabilities	0	1,413,340
Change in fair value of derivative warrant liabilities	(9,800,000)	(23,933,330)
Change in fair value of working capital loan - related party	(689,630)	0
Income from investments held in Trust Account	(5,683,750)	(23,684)
Changes in operating assets and liabilities:
Prepaid expenses	(2,502)	(105,654)
Accounts payable	228,000	48,917
Accrued expenses	2,043,398	2,343,864
Income tax payable	1,055,680	0
Franchise tax payable	(121,375)	120,488
Net cash used in operating activities	(2,528,791)	(2,211,797)
Cash Flows from Investing Activities
Investment income released from Trust Account to pay for taxes	400,050	0
Cash withdrawn from Trust Account for redemptions	324,362,141	0
Cash deposited in Trust Account	0	(400,000,000)
Net cash provided by (used in) investing activities	324,762,191	(400,000,000)
Cash Flows from Financing Activities:
Repayment of note payable to related party	0	(192,312)
Proceeds received from initial public offering, gross	0	400,000,000
Proceeds received from private placement	0	10,000,000
Redemption of Class A common stock	(324,362,141)	0
Proceeds received from working Capital Loan - related party	2,100,000	920,000
Offering costs paid	0	(8,467,900)
Net cash provided by (used in) financing activities	(322,262,141)	402,259,788
Net change in cash	(28,741)	47,991
Cash - beginning of the year	48,491	500
Cash - end of the year	19,750	48,491
Supplemental disclosure of noncash activities:
Deferred offering costs included in accrued expenses	0	85,000
Deferred offering costs paid by related party under promissory note	0	51,890
Accounts payable paid through promissory note	0	750
Deferred underwriting commissions in connection with the initial public offering	$ 0	$ 14,000,000